UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.43%
Beverage and Tobacco Product Manufacturing - 1.24%
PepsiCo, Inc.	3,000	$ 190,260
Chemical Manufacturing - 7.03%
Ecolab, Inc.	6,500	316,160
Johnson & Johnson	4,000	245,760
Procter & Gamble Co.	3,000	189,150
Teva Pharmaceutical Industrials Ltd. - ADR	6,500	325,650
		1,076,720
Computer and Electronic Product Manufacturing - 8.90%
Apple, Inc. (a)	1,000	353,210
Cisco Systems, Inc. (a)	7,000	129,920
EMC Corp./Massachusetts (a)	11,000	299,310
RealD, Inc. (a)	11,000	246,950
Teradata Corp. (a)	7,000	334,740
		1,364,130
Consumer Durables & Apparel - 1.72%
Coach, Inc.	4,800	263,616
Consumer Services - 1.97%
Yum Brands, Inc.	6,000	301,980
Credit Intermediation and Related Activities - 9.95%
JPMorgan Chase & Co.	10,500	490,245
Northern Trust Corp.	12,000	618,840
Visa, Inc.	5,700	416,385
		1,525,470
Data Processing, Hosting and Related Services - 3.26%
Automatic Data Processing, Inc.	10,000	500,000
Food Services and Drinking Places - 2.47%
McDonald's Corp.	5,000	378,400
General Merchandise Stores - 3.91%
Costco Wholesale Corp.	8,000	598,320
Health and Personal Care Stores - 2.81%
Medco Health Solutions, Inc. (a)	7,000	431,480
Insurance Carriers and Related Activities - 3.17%
Verisk Analytics, Inc. (a)	15,000	485,250
Machinery Manufacturing - 2.20%
Donaldson Co., Inc.	6,000	337,800
Materials - 1.08%
Potash Corp. Saskatchewan, Inc.	2,700	166,320
Miscellaneous Manufacturing - 4.36%
3M Co.	4,500	415,035
Stryker Corp.	4,000	253,040
		668,075
Oil and Gas Extraction - 3.58%
Devon Energy Corp.	6,000	548,640
Other Information Services - 3.20%
Google, Inc. (a)	800	490,720
Professional, Scientific, and Technical Services - 9.55%
Accenture PLC	9,000	463,320
Jacobs Engineering Group, Inc. (a)	7,000	350,420
Omnicom Group, Inc.	7,000	356,300
Tetra Tech, Inc. (a)	12,500	293,750
		1,463,790
Publishing Industries (except Internet) - 11.20%
Microsoft Corp.	18,000	478,440
MSCI, Inc. (a)	11,000	390,500
Oracle Corp.	14,000	460,600
Rovi Corp. (a)	7,000	387,940
		1,717,480
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.26%
BlackRock, Inc.	1,700	346,783
Software & Services - 1.58%
International Business Machines Corp.	1,500	242,820
Support Activities for Mining - 4.57%
Schlumberger Ltd.	7,500	700,650
Transportation - 4.06%
Norfolk Southern Corp.	5,000	327,900
United Parcel Service, Inc.	4,000	295,200
		623,100
Transportation Equipment Manufacturing - 5.36%
Johnson Controls, Inc.	14,000	571,200
United Technologies Corp.	3,000	250,620
		821,820
TOTAL COMMON STOCKS Cost ($12,148,310)		15,243,624

SHORT-TERM INVESTMENTS - 4.37%
Money Market Fund - 4.37%
Fidelity Institutional Money Market Funds-Government Portfolio	669,561	669,561
TOTAL SHORT-TERM INVESTMENTS Cost ($669,561)		669,561

Total Investments (Cost $12,817,871) - 103.80%		15,913,185
Liabilities in Excess of Other Assets - (3.80)%		(582,795)
TOTAL NET ASSETS - 100.00%		$ 15,330,390

ADR	American Depositary Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

	Cost of investments	$12,817,871
	Gross unrealized appreciation	3,222,363
	Gross unrealized depreciation	(127,049)
	Net unrealized appreciation	$3,095,314

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar
	securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in
	determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$15,243,624	$-	$-	$15,243,624
Total Equity	15,243,624	-	-	15,243,624

Short-Term Investments	669,561	-	-	669,561

Total Investments in Securities	$15,913,185	$-	$-	$15,913,185

There were no transfers into and out of Level 1 and 2 during the period ending February 28, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

By   /s/ John Buckel
             John Buckel, Treasurer

Date      April 27, 2011